Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2013
Registrant Name	dei_EntityRegistrantName	FIDELITY ABERDEEN STREET TRUST
Central Index Key	dei_EntityCentralIndexKey	0000880195
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 07, 2013
Document Effective Date	dei_DocumentEffectiveDate	Nov. 07, 2013
Prospectus Date	rr_ProspectusDate	May 30, 2013